Major maintenance provision	12 Months Ended
Dec. 31, 2017
Major maintenance provision.
Major maintenance provision

16.          Major maintenance provision

The Company has the obligation to perform major maintenance activities in its airports. The provision is recognized as accrued at an amount that represents the best estimate of the present value of future disbursements required to settle the obligation, at the date of the accompanying consolidated financial statements at a discount rate of 8.85%,  9.42% and 6.85% as of December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, 2016 and 2015, the composition and changes of the Company’s major maintenance provision was as follows:

	December 31,							December 31, 2017
	2016		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	669,653	Ps.	285,755	(1)	Ps.	(97,784)	Ps.	232,645	Ps.	624,979

	December 31,							December 31, 2016
	2015		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	603,703	Ps.	168,804	(1)	Ps.	(102,854)	Ps.	160,607	Ps.	509,046

	December 31,							December 31, 2015
	2014		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	592,789	Ps.	182,561	(1)	Ps.	(171,647)	Ps.	220,410	Ps.	383,293
(1)

Includes Ps. (5,477), Ps. (94,072) and Ps. 8,268, recognized as interest (income) expense in the consolidated statement of income and other comprehensive income, for the accumulated effect of the present value estimation as of December 31, 2017, 2016 and 2015, respectively.